PARTY IN INTEREST AND RELATED PARTY TRANSACTIONS (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held in plan (in shares)	151,394	187,179
Cost basis of common stock	$ 3,603,531	$ 4,197,217
Dividends	$ 7,227,169
Investment, Identifier [Axis]: Homestreet Inc. | Homestreet, Inc. Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares purchased	15,484
Number of shares sold	42,099
Shares distributed to participants due to termination or retirement	9,170
Dividends	$ 31,793
Investment, Identifier [Axis]: Homestreet Inc. | Homestreet, Inc. Common Stock | Minimum
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Purchase price per share	$ 8.58
Price per share on shares sold	8.95
Investment, Identifier [Axis]: Homestreet Inc. | Homestreet, Inc. Common Stock | Maximum
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Purchase price per share	15.58
Price per share on shares sold	$ 15.33